Events After the Reporting Period	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Events After the Reporting Period [Abstract]
Events after the reporting period

23. Events after the reporting period

On 23 July 2025, the Company closed its public offering of 14,800,000 units at a price of US$0.4681 per Unit. Each unit consists of one ordinary share (or one pre-funded warrant to purchase one ordinary share in lieu thereof), par value US$0.0008 per share, and one common warrant to purchase one ordinary share. Each common warrant is exercisable immediately on the date of issuance at an exercise price of US$0.4681 per share and will expire five years from the date of issuance. The Company entitled gross proceeds, before deducting placement agent fees and other offering expenses, of approximately US$6.9 million from the issuance of these units.

These consolidated financial statements were approved by directors and available for issuance on November 21, 2025.

25. Events after the reporting period

These consolidated financial statements were approved by management and available for issuance on April 30, 2025.

Apart from the events as disclosed elsewhere in the consolidated financial statements, the Group did not have any other material events after the reporting period.